Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets [Abstract]
Goodwill and other intangible assets
Note 19 – Goodwill and other intangible assets

In January 2011, our subsidiary Archer (formerly named Seawell) acquired Universal Wireline for $26 million on a debt and cash free basis, however Universal was deconsolidated together with Archer in February 2011. There were no other acquisitions in 2011. In the year ended December 31, 2010 the Company acquired several entities which have been consolidated into its financial statements since their acquisition dates – see Note 25 " Business Acquisitions". The assets and liabilities of the acquired entities were measured at fair value at their date of acquisition, and the purchase price paid in excess of the net fair value of the identifiable assets and liabilities acquired was allocated to goodwill. Goodwill relates to human capital, synergies and expected market opportunities. All of the goodwill acquired in the years ended December 31, 2010 was assigned to the Well Services operating segment. There were no acquisitions in 2009.

As a consequence of the change in segment structure from 2011, the goodwill has been reassigned to the reporting units affected using a relative fair value allocation approach. Please refer to note 3 "Segment information".

As described in Note 2 "Accounting policies", the Company tests the value of goodwill at the end of each financial year and if the book value exceeds the fair value an impairment loss is taken. In the years ended December 31, 2011, 2010 and 2009 no impairment losses were recognized.

Goodwill:

(In US$ millions)	December 31, 2011	December 31, 2010
Net book balance at January 1	1,676	1,596
Goodwill acquired during the year	-	85
Impairment losses	-	-
Currency adjustments	15	(5)
Deconsolidation Archer	(371)	-
Net book balance of December 31	1,320	1,676

Other intangible assets:

Other intangible assets relate to customer relationships, technology and trademarks within the operating segment Well Services.

(In US$ millions)	December 31, 2011	December 31, 2010
Net book balance at January 1	57	23
Intangible assets acquired during the year	-	38
Depreciation	-	(4)
Deconsolidation Archer	(57)	-
Net book balance of December 31	-	57